Valuation and Qualifying Accounts	6 Months Ended
Mar. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

13. Valuation and Qualifying Accounts

Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period

Year Ended September 30, 2018
Reserves:
Returns and allowances	$3,869	$20,971	—	$(14,120)	$10,720
Deferred tax allowance	$93,731	$20,621	—	—	$114,352
Year Ended September 30, 2019
Reserves:
Returns and allowances	$10,720	$17,206	—	$(19,830)	$8,096
Deferred tax allowance	$114,352	$18,851	—	—	$133,203
Six Months Ended March 31, 2020
Reserves:
Returns and allowances	$8,096	$6,811	—	$(6,811)	$8,096
Deferred tax allowance	$133,203	$13,289	—	—	$146,392